Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Jun. 24, 2021
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 21.4	€ 22.6
Total non-current loans and borrowings	2,113.7	2,142.3
Borrowings	€ 2,135.1	2,164.9
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Interest rate			3.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 6.5	6.7
Total non-current loans and borrowings	1,287.6	1,333.5
Gross | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	800.0	800.0
Less than one year | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	21.4	22.3
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(6.5)	(6.4)
Later than one year [member] | Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	57.4	44.3
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(26.6)	(25.4)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ (4.7)	€ (10.1)